MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
MARKETABLE SECURITIES
Marketable Securities	R$ 10,426,370	R$ 6,408,104
Current unrestricted marketable securities	10,335,695	6,344,681
Total Non-current	407,071	293,833
Caixa Economica Federal
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 90,675	63,423
Chesf | Maximum
MARKETABLE SECURITIES
Percentage of equity interest in SPEs	49.00%
LFT (treasury financial bill) | Caixa Economica Federal
MARKETABLE SECURITIES
Marketable Securities	R$ 172,670	49,357
LTN (national treasury bills) | Banco do Brasil
MARKETABLE SECURITIES
Marketable Securities	5,643,180	4,467,274
LTN (national treasury bills) | Caixa Economica Federal
MARKETABLE SECURITIES
Marketable Securities	510,379	139,442
NTN- F (national treasury notes - serie F) | Banco do Brasil
MARKETABLE SECURITIES
Marketable Securities	504,418	40,136
Fixed-income securities | Banco do Brasil
MARKETABLE SECURITIES
Marketable Securities	1,018,235	694,769
Fixed-income securities | Caixa Economica Federal
MARKETABLE SECURITIES
Marketable Securities	490,037	375,970
Committed options | Banco do Brasil
MARKETABLE SECURITIES
Marketable Securities	1,803,988	394,086
Committed options | Caixa Economica Federal
MARKETABLE SECURITIES
Marketable Securities	37,311	14,982
Participation certificates
MARKETABLE SECURITIES
Total Non-current	R$ 372,841	291,701
Guaranteed annual returns (as a percent)	10.00%
Others
MARKETABLE SECURITIES
Marketable Securities	R$ 155,477	168,665
Total Non-current	R$ 34,230	R$ 2,132